Fair Value Of Financial Instruments (Increases And Decreases Of Assets And Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue) (Detail) (JPY ¥)
In Billions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	¥ 613		¥ 753		¥ 640		¥ 707
Total gains (losses) recognized in net revenue, assets	44	[1]	(13)	[1]	(2)	[1]	(3)	[1]
Total gains (losses) recognized in other comprehensive income, assets	0		0		0		0
Purchases/ issues, assets	261	[2]	130	[2]	507	[2]	332	[2]
Sales/ redemptions, assets	(277)	[2]	(132)	[2]	(537)	[2]	(276)	[2]
Settlements, assets	(3)		6		25		(4)
Foreign exchange movements, assets	(6)		(17)		(16)		(25)
Transfers into Level 3, assets	56	[3]			108	[3]
Net transfers into / (out of) Level 3, assets			(15)	[3]			(19)	[3]
Transfers out of Level 3, assets	(15)	[3]			(52)	[3]
Assets, ending balance	673		712		673		712
Liabilities beginning balance	(34)		84		(12)		146
Total gains (losses) recognized in net revenue, liabilities	(1)	[1]	36	[1]	14	[1]	38	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, liabilities	29	[2]	18	[2]	33	[2]	15	[2]
Sales/ redemptions, liabilities	(4)	[2]	(91)	[2]	(47)	[2]	(116)	[2]
Settlements, liabilities
Foreign exchange movements, liabilities	0		(9)		(2)		(15)
Transfers into Level 3, liabilities	6	[3]			43	[3]
Net transfers into / (out of) Level 3, liabilities			(15)	[3]			(41)	[3]
Transfers out of Level 3, liabilities	(11)	[3]			(14)	[3]
Liabilities ending balance	(13)		(49)		(13)		(49)
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	6	[4]	22	[4]	14	[4]	28	[4]
Total gains (losses) recognized in net revenue, assets	2	[1],[4]	(9)	[1],[4]	(1)	[1],[4]	(8)	[1],[4]
Settlements, assets	1	[4]	(3)	[4]	2	[4]	(11)	[4]
Foreign exchange movements, assets	0	[4]	(1)	[4]	0	[4]	(1)	[4]
Transfers into Level 3, assets	(4)	[3],[4]			(6)	[3],[4]
Net transfers into / (out of) Level 3, assets			0	[3],[4]			1	[3],[4]
Transfers out of Level 3, assets	10	[3],[4]			6	[3],[4]
Assets, ending balance	15	[4]	9	[4]	15	[4]	9	[4]
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	(53)	[4]	16	[4]	(39)	[4]	11	[4]
Total gains (losses) recognized in net revenue, assets	(1)	[1],[4]	(7)	[1],[4]	(13)	[1],[4]	6	[1],[4]
Settlements, assets	13	[4]	(6)	[4]	12	[4]	(23)	[4]
Foreign exchange movements, assets	(1)	[4]	(4)	[4]	(2)	[4]	(7)	[4]
Transfers into Level 3, assets	32	[3],[4]			35	[3],[4]
Net transfers into / (out of) Level 3, assets			(17)	[3],[4]			(5)	[3],[4]
Transfers out of Level 3, assets	4	[3],[4]			1	[3],[4]
Assets, ending balance	(6)	[4]	(18)	[4]	(6)	[4]	(18)	[4]
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	0	[4]	(44)	[4]	(11)	[4]	(55)	[4]
Total gains (losses) recognized in net revenue, assets	18	[1],[4]	8	[1],[4]	(7)	[1],[4]	1	[1],[4]
Settlements, assets	(18)	[4]	18	[4]	9	[4]	34	[4]
Foreign exchange movements, assets	(1)	[4]	2	[4]	0	[4]	4	[4]
Transfers into Level 3, assets	1	[3],[4]			1	[3],[4]
Net transfers into / (out of) Level 3, assets			(6)	[3],[4]			(6)	[3],[4]
Transfers out of Level 3, assets	(2)	[3],[4]			6	[3],[4]
Assets, ending balance	(2)	[4]	(22)	[4]	(2)	[4]	(22)	[4]
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	7	[4]	6	[4]	18	[4]	2	[4]
Total gains (losses) recognized in net revenue, assets	0	[1],[4]	15	[1],[4]	(1)	[1],[4]	19	[1],[4]
Settlements, assets	1	[4]	(2)	[4]	2	[4]	(3)	[4]
Foreign exchange movements, assets	0	[4]	(1)	[4]	0	[4]	(1)	[4]
Transfers into Level 3, assets	5	[3],[4]			5	[3],[4]
Net transfers into / (out of) Level 3, assets			(1)	[3],[4]			0	[3],[4]
Transfers out of Level 3, assets	(2)	[3],[4]			(13)	[3],[4]
Assets, ending balance	11	[4]	17	[4]	11	[4]	17	[4]
Commodity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	0	[4]	0	[4]	0	[4]	(2)	[4]
Total gains (losses) recognized in net revenue, assets	0	[1],[4]	0	[1],[4]	0	[1],[4]	0	[1],[4]
Settlements, assets	0	[4]	(1)	[4]	0	[4]	(1)	[4]
Foreign exchange movements, assets	0	[4]	0	[4]	0	[4]	0	[4]
Transfers into Level 3, assets	0	[3],[4]			0	[3],[4]
Net transfers into / (out of) Level 3, assets							2	[3],[4]
Assets, ending balance	0	[4]	(1)	[4]	0	[4]	(1)	[4]
Total derivatives net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	(40)	[4]	0	[4]	(18)	[4]	(16)	[4]
Total gains (losses) recognized in net revenue, assets	19	[1],[4]	7	[1],[4]	(22)	[1],[4]	18	[1],[4]
Settlements, assets	(3)	[4]	6	[4]	25	[4]	(4)	[4]
Foreign exchange movements, assets	(2)	[4]	(4)	[4]	(2)	[4]	(5)	[4]
Transfers into Level 3, assets	34	[3],[4]			35	[3],[4]
Net transfers into / (out of) Level 3, assets			(24)	[3],[4]			(8)	[3],[4]
Transfers out of Level 3, assets	10	[3],[4]			0	[3],[4]
Assets, ending balance	18	[4]	(15)	[4]	18	[4]	(15)	[4]
Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers out of Level 3, assets					(5)	[3]
Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers into Level 3, assets	6	[3]			23	[3]
Transfers out of Level 3, assets					(5)	[3]
Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers into Level 3, assets	11	[3]			39	[3]
Transfers out of Level 3, assets	(11)	[3]			(29)	[3]
Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers out of Level 3, assets					(6)	[3]
Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	2		1		0		1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, liabilities	0	[2]	14	[2]	1	[2]	14	[2]
Sales/ redemptions, liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Foreign exchange movements, liabilities	0				0
Transfers into Level 3, liabilities	0	[3]			1	[3]
Net transfers into / (out of) Level 3, liabilities			0	[3]			0	[3]
Transfers out of Level 3, liabilities	(1)	[3]			(1)	[3]
Liabilities ending balance	1		15		1		15
Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0		1		0		1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Sales/ redemptions, liabilities	0	[2]			0	[2]
Liabilities ending balance	0		1		0		1
Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	(36)		82		(13)		144
Total gains (losses) recognized in net revenue, liabilities	(1)	[1]	36	[1]	14	[1]	38	[1]
Purchases/ issues, liabilities	29	[2]	3	[2]	32	[2]	0	[2]
Sales/ redemptions, liabilities	(4)	[2]	(91)	[2]	(46)	[2]	(116)	[2]
Foreign exchange movements, liabilities	0		(9)		(2)		(15)
Transfers into Level 3, liabilities	6	[3]			42	[3]
Net transfers into / (out of) Level 3, liabilities			(15)	[3]			(41)	[3]
Transfers out of Level 3, liabilities	(10)	[3]			(13)	[3]
Liabilities ending balance	(14)		(66)		(14)		(66)
Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0
Total gains (losses) recognized in net revenue, liabilities	0	[1]			0	[1]
Purchases/ issues, liabilities					0	[2]
Sales/ redemptions, liabilities	0	[2]			0	[2]
Foreign exchange movements, liabilities	0				0
Liabilities ending balance	0				0
Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance					0
Total gains (losses) recognized in net revenue, liabilities					0	[1]
Sales/ redemptions, liabilities					0	[2]
Foreign exchange movements, liabilities	0				0
Transfers into Level 3, liabilities	0	[3]			0	[3]
Liabilities ending balance	0				0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0				1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, liabilities			1	[2]	0	[2]	1	[2]
Sales/ redemptions, liabilities	0	[2]			(1)	[2]
Foreign exchange movements, liabilities	0				0
Liabilities ending balance	0		1		0		1
Trading liabilities [Member] | Subtotal liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0				1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, liabilities			1	[2]	0	[2]	1	[2]
Sales/ redemptions, liabilities	0	[2]			(1)	[2]
Foreign exchange movements, liabilities	0				0
Transfers into Level 3, liabilities	0	[3]			0	[3]
Liabilities ending balance	0		1		0		1
Trading assets and private equity investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	118		149		125		121
Total gains (losses) recognized in net revenue, assets	0	[1]	(10)	[1]	0	[1]	(11)	[1]
Purchases/ issues, assets	6	[2]	4	[2]	10	[2]	41	[2]
Sales/ redemptions, assets	(2)	[2]	(5)	[2]	(10)	[2]	(11)	[2]
Foreign exchange movements, assets	(1)		(3)		(3)		(4)
Transfers into Level 3, assets	3	[3]			4	[3]
Net transfers into / (out of) Level 3, assets			(1)	[3]			(2)	[3]
Transfers out of Level 3, assets	(3)	[3]			(5)	[3]
Assets, ending balance	121		134		121		134
Trading assets and private equity investments [Member] | Private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	189		280		202		289
Total gains (losses) recognized in net revenue, assets	3	[1]	(6)	[1]	(6)	[1]	(12)	[1]
Purchases/ issues, assets	0	[2]	1	[2]	2	[2]	1	[2]
Sales/ redemptions, assets	(2)	[2]	(8)	[2]	(3)	[2]	(7)	[2]
Foreign exchange movements, assets	(2)		(7)		(7)		(11)
Assets, ending balance	188		260		188		260
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance					10
Total gains (losses) recognized in net revenue, assets					0	[1]
Purchases/ issues, assets			1	[2]	1	[2]	3	[2]
Sales/ redemptions, assets			(1)	[2]	(11)	[2]	(3)	[2]
Transfers out of Level 3, assets					0	[3]
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	47		18		37		23
Total gains (losses) recognized in net revenue, assets	4	[1]	1	[1]	7	[1]	3	[1]
Purchases/ issues, assets	127	[2]	71	[2]	308	[2]	124	[2]
Sales/ redemptions, assets	(133)	[2]	(61)	[2]	(321)	[2]	(116)	[2]
Transfers into Level 3, assets	6	[3]			23	[3]
Net transfers into / (out of) Level 3, assets			(5)	[3]			(10)	[3]
Transfers out of Level 3, assets	(2)	[3]			(5)	[3]
Assets, ending balance	49		24		49		24
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	67		54		62		51
Total gains (losses) recognized in net revenue, assets	2	[1]	(4)	[1]	1	[1]	(2)	[1]
Purchases/ issues, assets	118	[2]	39	[2]	156	[2]	77	[2]
Sales/ redemptions, assets	(96)	[2]	(31)	[2]	(137)	[2]	(69)	[2]
Foreign exchange movements, assets	(1)		(1)		(2)		(2)
Transfers into Level 3, assets	11	[3]			39	[3]
Net transfers into / (out of) Level 3, assets			9	[3]			11	[3]
Transfers out of Level 3, assets	(11)	[3]			(29)	[3]
Assets, ending balance	90		66		90		66
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	9		10		8		28
Total gains (losses) recognized in net revenue, assets	2	[1]	0	[1]	2	[1]	0	[1]
Purchases/ issues, assets	5	[2]			6	[2]
Sales/ redemptions, assets	(2)	[2]	(3)	[2]	(3)	[2]	(21)	[2]
Foreign exchange movements, assets	0		0		0		(1)
Transfers into Level 3, assets	0	[3]			4	[3]
Net transfers into / (out of) Level 3, assets			1	[3]			2	[3]
Transfers out of Level 3, assets	(3)	[3]			(6)	[3]
Assets, ending balance	11		8		11		8
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	21		3		5		3
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	0	[1]	0	[1]
Purchases/ issues, assets	1	[2]			18	[2]	0	[2]
Sales/ redemptions, assets	(17)	[2]	0	[2]	(18)	[2]	0	[2]
Foreign exchange movements, assets	0		0		0		0
Transfers into Level 3, assets	1	[3]			1	[3]
Net transfers into / (out of) Level 3, assets			1	[3]			1	[3]
Transfers out of Level 3, assets	(1)	[3]			(1)	[3]
Assets, ending balance	5		4		5		4
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	91		118		91		128
Total gains (losses) recognized in net revenue, assets	(1)	[1]	0	[1]	0	[1]	(1)	[1]
Purchases/ issues, assets			7	[2]			7	[2]
Sales/ redemptions, assets	(13)	[2]	(14)	[2]	(13)	[2]	(23)	[2]
Foreign exchange movements, assets	0		0		(1)		0
Assets, ending balance	77		111		77		111
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	19		18		20		34
Total gains (losses) recognized in net revenue, assets	(1)	[1]	(1)	[1]	(1)	[1]	0	[1]
Purchases/ issues, assets	3	[2]	6	[2]	5	[2]	10	[2]
Sales/ redemptions, assets	(9)	[2]	(7)	[2]	(11)	[2]	(11)	[2]
Foreign exchange movements, assets	0		(1)		(1)		(1)
Transfers into Level 3, assets	1	[3]			2	[3]
Net transfers into / (out of) Level 3, assets			4	[3]			(13)	[3]
Transfers out of Level 3, assets	(2)	[3]			(3)	[3]
Assets, ending balance	11		19		11		19
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	10		10		9		10
Total gains (losses) recognized in net revenue, assets	(1)	[1]	(1)	[1]	0	[1]	0	[1]
Purchases/ issues, assets	1	[2]	0	[2]	1	[2]	1	[2]
Sales/ redemptions, assets	0	[2]	0	[2]	0	[2]	(2)	[2]
Foreign exchange movements, assets	0		0		0		0
Transfers into Level 3, assets					0	[3]
Transfers out of Level 3, assets	0	[3]			0	[3]
Assets, ending balance	10		9		10		9
Trading assets and private equity investments [Member] | Total cash instruments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	571		660		569		687
Total gains (losses) recognized in net revenue, assets	8	[1]	(21)	[1]	3	[1]	(23)	[1]
Purchases/ issues, assets	261	[2]	129	[2]	507	[2]	264	[2]
Sales/ redemptions, assets	(274)	[2]	(130)	[2]	(527)	[2]	(263)	[2]
Foreign exchange movements, assets	(4)		(12)		(14)		(19)
Transfers into Level 3, assets	22	[3]			73	[3]
Net transfers into / (out of) Level 3, assets			9	[3]			(11)	[3]
Transfers out of Level 3, assets	(22)	[3]			(49)	[3]
Assets, ending balance	562		635		562		635
Trading assets and private equity investments [Member] | Subtotal assets [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	531		660		551		671
Total gains (losses) recognized in net revenue, assets	27	[1]	(14)	[1]	(19)	[1]	(5)	[1]
Purchases/ issues, assets	261	[2]	129	[2]	507	[2]	264	[2]
Sales/ redemptions, assets	(274)	[2]	(130)	[2]	(527)	[2]	(263)	[2]
Settlements, assets	(3)		6		25		(4)
Foreign exchange movements, assets	(6)		(16)		(16)		(24)
Transfers into Level 3, assets	56	[3]			108	[3]
Net transfers into / (out of) Level 3, assets			(15)	[3]			(19)	[3]
Transfers out of Level 3, assets	(12)	[3]			(49)	[3]
Assets, ending balance	580		620		580		620
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	11		9		11		11
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	1	[1]	0	[1]
Purchases/ issues, assets	0	[2]			0	[2]	2	[2]
Sales/ redemptions, assets	0	[2]	(1)	[2]	(1)	[2]	(5)	[2]
Foreign exchange movements, assets	0		(1)		0		(1)
Transfers out of Level 3, assets	(3)	[3]			(3)	[3]
Assets, ending balance	8		7		8		7
Other assets [Member] | Non-trading debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	4		7		6		0
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, assets	0		0		0		0
Purchases/ issues, assets							7	[2]
Sales/ redemptions, assets					(2)	[2]
Foreign exchange movements, assets	0		0		0		0
Assets, ending balance	4		7		4		7
Other assets [Member] | Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	67	[5]	77		72	[5],[6]	25
Total gains (losses) recognized in net revenue, assets	17	[1],[5]	1	[1]	16	[1],[5]	2	[1]
Total gains (losses) recognized in other comprehensive income, assets	0	[5]	0		0	[5]	0
Purchases/ issues, assets	0	[2],[5]	1	[2]	0	[2],[5]	59	[2]
Sales/ redemptions, assets	(3)	[2],[5]	(1)	[2]	(7)	[2],[5]	(8)	[2]
Foreign exchange movements, assets	0	[5]	0		0	[5]	0
Transfers into Level 3, assets	0	[3],[5]			0	[3],[5]
Net transfers into / (out of) Level 3, assets							0	[3]
Transfers out of Level 3, assets					0	[3],[5]
Assets, ending balance	¥ 81	[5],[6]	¥ 78		¥ 81	[5],[6]	¥ 78

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers into / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[5]	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.
[6]	Valuation technique(s) and unobservable inputs represent those of equity securities reported with Other assets.